Taxes (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Taxes [Abstract]
PRC		$ (780,032)	$ 219,749
Foreign		(488,334)
Income (loss) before taxes	$ (141,692)	$ (1,268,366)	$ 219,749